Digital Assets - Schedule of Company’s Digital Assets (Details) $ in Thousands	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Company’s Digital Assets [Line Items]
Cost Basis	$ 156,286	$ 92,336
Fair Value	$ 171,360	$ 129,940
Bitcoin [Member]
Schedule of Company’s Digital Assets [Line Items]
Quantity	1,532	1,313
Cost Basis	$ 148,692	$ 87,457
Fair Value	$ 163,718	$ 125,048
USDT [Member]
Schedule of Company’s Digital Assets [Line Items]
Quantity	7,502,932	4,800,082
Cost Basis	$ 7,503	$ 4,802
Fair Value	$ 7,549	$ 4,817
Others [Member]
Schedule of Company’s Digital Assets [Line Items]
Quantity	42,333	46,233
Cost Basis	$ 91	$ 77
Fair Value	$ 93	$ 75